Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)		9 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
REVENUE		$ 87,390,942	$ 113,604,670
OPERATING COST AND EXPENSES
Cost of revenue		(41,358,663)	(55,247,296)
Research and development expenses		(4,250,977)	(3,735,477)
Selling and marketing expenses		(36,628,917)	(45,599,043)
General and administrative expenses		(3,137,638)	(2,931,499)
INCOME FROM OPERATIONS		2,014,747	6,091,355
OTHER INCOME (EXPENSES):
Share of net loss from equity investees		(7,800)	(29,321)
Interest income		428,060	203,087
Other income, net		48,904	29,826
Total other income, net		469,164	203,592
INCOME BEFORE PROVISION FOR INCOME TAXES		2,483,911	6,294,947
INCOME TAXES EXPENSES		(169,171)	(254,553)
Net income		2,314,740	6,040,394
Less: net (loss) income attributable to non-controlling interests		(62,407)	346,503
NET INCOME ATTRIBUTABLE TO GAMEHAUS HOLDINGS INC’S SHAREHOLDERS		2,377,147	5,693,891
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment, net of tax		181,529	110,042
TOTAL COMPREHENSIVE INCOME		2,496,269	6,150,436
Less: total comprehensive (loss) income attributable to non-controlling interests		(62,469)	346,532
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO GAMEHAUS HOLDINGS INC’S SHAREHOLDERS		$ 2,558,738	$ 5,803,904
BASIC AND DILUTED EARNINGS PER SHARE:
Net income attributable to Gamehaus Holdings Inc shareholders per share, basic		$ 0.04	$ 0.11
Net income attributable to Gamehaus Holdings Inc shareholders per share,diluted		$ 0.04	$ 0.11
Weighted average shares outstanding used in calculating basic and diluted income per share
Weighted average shares outstanding used in calculating basic and diluted income per share, basic		53,569,358	50,000,000	[1]
Weighted average shares outstanding used in calculating basic and diluted income per share, diluted	[1]	53,569,358	50,000,000

[1]	Presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.